Equity - Basic and diluted earning (loss) per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statistical Disclosure for Banks [Abstract]
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	R$ 91,292	R$ (30,008)	R$ 151,443	R$ (43,326)
Weighted average number of ordinary shares used in calculating basic earnings per share	401,789,293	403,575,106	401,789,293	403,575,106
Basic earnings (loss) per share	R$ 0.23	R$ (0.07)	R$ 0.38	R$ (0.11)
Diluted earnings (loss) per share	R$ 0.23	R$ (0.07)	R$ 0.38	R$ (0.11)
weighted average quantity of share-based payment	1,689,692		1,689,692